UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
December 31,
2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Global Equity Income Fund NQGAX NQGCX — NQGIX
Nuveen International Value Fund NAIGX NCIGX — NGRRX
Nuveen Multi Cap Value Fund NQVAX NQVCX — NQVRX
Nuveen Large Cap Value Fund NQCAX NQCCX — NQCRX
Nuveen Small/Mid Cap Value Fund NSMAX NSMCX NWQFX NSMRX
Nuveen Small Cap Value Opportunities Fund NSCAX NSCCX NSCFX NSCRX

Table
of Contents
Letter to Shareholders 3
Important Notices 4
Risk Considerations 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 20
Portfolios of Investments 22
Statement of Assets and Liabilities 40
Statement of Operations 42
Statement of Changes in Net Assets 44
Financial Highlights 47
Notes to Financial Statements 59
Shareholder Meeting Report 72
Additional Fund Information 73
Glossary of Terms Used in this Report 74
Liquidity Risk Management Program 75

Letter
to Shareholders

Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
at its latest increase in July 2023, then left the rate unchanged through January 2024. At its
December 2023 policy meeting, the Fed acknowledged the fed funds rate may have reached its peak, and then in January 2024 removed the suggestion that another hike was possible.
But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. The “most predicted recession” did not materialize in the U.S. during 2023, while U.K. and European economic growth had begun to show signs of stagnation or decline in the second half of the year. U.S.
gross domestic product rose 3.3% in the fourth quarter of 2023, slower than 4.9% in the third quarter but still ahead of 2.1% in the second quarter and 2.0% in the first quarter. For 2023 overall, GDP grew 2.5% (from the 2022 annual level to the 2023 annual level), compared to
1.9% in 2022. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Co-Chair of the Board
February 22, 2024

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s June 30, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and
Holdings Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended June 30, 2024.
Events that Occurred Subsequent to the Reporting Period
Nuveen Large Cap Value Fund
In January 2024, the Fund’s Board of Trustees (the “Board”) approved a name change for the Nuveen Large Cap Value Fund.
Effective May 1, 2024, the Nuveen Large Cap Value Fund will be renamed the Nuveen Large Cap Value Opportunities Fund. There will be no changes to the investment objective, principal investment strategies, principal risks or portfolio management of the Fund in connection with the name change.
Refer to the Fund’s supplemented prospectus dated January 22, 2024, for further information.

Risk Considerations

Nuveen Global Equity Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen International Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as currency, smaller company, and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Multi Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Small/Mid Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the
Fund’s prospectus.
Nuveen Small Cap Value Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the
Fund’s prospectus.

About the Funds’ Benchmarks
Lipper Global Equity Income Funds Classification Average
: Represents the average annualized total returns for all reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Multi-Cap Value Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper International Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Multi-Cap Value Funds Classification Average:
Represents the average annualized total returns for all reporting funds in the Lipper Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large and
mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Value Index (Net):
An index designed to measure the performance of large and mid-cap securities exhibiting overall value style characteristics across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Value Index:
An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index:
An index designed to measure the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2500® Value Index:
An index designed to measure the performance of the small to mid-cap value segment of the U.S.
equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 3000® Value Index:
An index designed to measure the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Global Equity Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World Value Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.90% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
December 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 9/15/09 6.51% 14.24% 9.63% 5.35% 1.28% 1.11%
Class A at maximum Offering Price 9/15/09 0.38% 7.67% 8.33% 4.73% — —
MSCI World Value Index (Net) — 7.25% 11.51% 8.87% 5.89% — —
Lipper Global Equity Income Funds
Classification Average — 5.28% 11.68% 8.35% 5.84% — —
Class C at NAV 9/15/09 6.09% 13.38% 8.81% 4.72% 2.03% 1.86%
Class C at maximum Offering Price 9/15/09 5.09% 13.38% 8.81% 4.72% — —
Class I 9/15/09 6.60% 14.48% 9.90% 5.62% 1.03% 0.86%

Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 98 .0%
Structured Notes 0 .8%
Other Assets & Liabilities, Net 1.2%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Sumitomo Mitsui Trust Holdings
Inc 3.1%
Nordea Bank Abp 3.0%
Deutsche Boerse AG 2.8%
Broadcom Inc 2.7%
Heineken NV 2.6%
Portfolio Composition
1
(% of net assets)
Banks 13.0%
Capital Goods 10.1%
Pharmaceuticals, Biotechnology
& Life Sciences 8.7%
Energy 7.4%
Materials 6.8%
Insurance 6.7%
Semiconductors &
Semiconductor Equipment 6.3%
Utilities 5.6%
Health Care Equipment &
Services 4.0%
Food, Beverage & Tobacco 3.9%
Telecommunication Services 3.7%
Household & Personal Products 3.4%
Technology Hardware &
Equipment 2.8%
Financial Services 2.8%
Consumer Staples Distribution
& Retail 2.2%
Software & Services 2.2%
Consumer Services 2.2%
Transportation 2.2%
Media & Entertainment 1.6%
Consumer Durables & Apparel 1.2%
Other 1.2%
Structured Notes 0.8%
Other Assets & Liabilities, Net 1.2%
Net Assets 100%
Country Allocation
2
(% of net assets)
United States 48 .2%
Japan 8 .1%
Germany 8 .1%
Netherlands 6 .6%
France 5 .8%
Finland 3 .0%
Switzerland 3 .0%
United Kingdom 2 .7%
Australia 2 .2%
Taiwan 1 .9%
Other 9 .2%
Other Assets & Liabilities, Net 1 .2%
Net Assets 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2
Includes 3.4% (as a percentage of net assets) in emerging market countries.

Nuveen International Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
December 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/20/99 5.89% 20.31% 8.46% 3.51% 1.33% 1.15%
Class A at maximum Offering Price 12/20/99 (0.19)% 13.40% 7.18% 2.90% — —
MSCI EAFE® Index (Net) — 5.88% 18.24% 8.16% 4.28% — —
Lipper International Multi-Cap Value
Funds Classification Average — 5.84% 17.54% 7.14% 3.28% — —
Class C at NAV 12/20/99 5.51% 19.42% 7.65% 2.89% 2.08% 1.90%
Class C at maximum Offering Price 12/20/99 4.51% 19.42% 7.65% 2.89% — —
Class I 12/20/99 6.03% 20.60% 8.73% 3.77% 1.08% 0.90%

Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 98.7%
Repurchase Agreements 1.0%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
UBS Group AG 3.8%
ING Groep NV 3.8%
Shell PLC, ADR 3.4%
Siemens AG 3.1%
Technip Energies NV 2.9%
Portfolio Composition
1
(% of net assets)
Capital Goods 12.9%
Banks 10.4%
Insurance 7.1%
Materials 6.4%
Energy 6.3%
Semiconductors &
Semiconductor Equipment 5.3%
Financial Services 5.1%
Automobiles & Components 4.9%
Consumer Durables & Apparel 4.8%
Pharmaceuticals, Biotechnology
& Life Sciences 4.5%
Commercial & Professional
Services 3.9%
Media & Entertainment 3.8%
Transportation 3.7%
Software & Services 3.3%
Consumer Staples Distribution
& Retail 3.1%
Consumer Services 3.0%
Real Estate Management &
Development 1.8%
Food, Beverage & Tobacco 1.8%
Utilities 1.5%
Telecommunication Services 1.5%
Health Care Equipment &
Services 1.4%
Technology Hardware &
Equipment 1.4%
Consumer Discretionary
Distribution & Retail 0.8%
Repurchase Agreements 1.0%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Country Allocation
2
(% of net assets)
Japan 21.5%
Germany 12.2%
Netherlands 11.8%
France 11.3%
United Kingdom 10.1%
Switzerland 7.2%
United States 6.6%
Canada 2.9%
Singapore 2.4%
Australia 2.2%
Other 11.5%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2
Includes 6.2% (as a percentage of net assets) in emerging market countries.

Nuveen Multi Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 3000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes (including excise tax lia-
bilities), acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expens-
es) do not exceed 0.94% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
December 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/09/02 5.31% 15.65% 13.61% 7.35% 1.28% 1.23%
Class A at maximum Offering Price 12/09/02 (0.74)% 9.00% 12.27% 6.72% — —
Russell 3000® Value Index — 6.36% 11.66% 10.84% 8.28% — —
Lipper Multi-Cap Value Funds
Classification Average — 7.11% 12.50% 11.42% 8.07% — —
Class C at NAV 12/09/02 4.90% 14.79% 12.76% 6.71% 2.03% 1.98%
Class C at maximum Offering Price 12/09/02 3.90% 14.79% 12.76% 6.71% — —
Class I 11/04/97 5.44% 15.94% 13.90% 7.62% 1.03% 0.98%

Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 96.6%
Repurchase Agreements 3.8%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Capital Goods 13.4%
Energy 10.4%
Pharmaceuticals, Biotechnology
& Life Sciences 9.2%
Banks 8.9%
Financial Services 6.6%
Software & Services 6.0%
Insurance 5.2%
Utilities 4.7%
Media & Entertainment 4.6%
Health Care Equipment &
Services 4.4%
Materials 4.3%
Household & Personal Products 3.0%
Semiconductors &
Semiconductor Equipment 2.8%
Equity Real Estate Investment
Trusts (REITs) 2.6%
Other 10.5%
Repurchase Agreements 3.8%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Shell PLC, ADR 3.6%
Kenvue Inc 3.0%
nVent Electric PLC 2.9%
Flowserve Corp 2.9%
General Dynamics Corp 2.6%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Large Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that the total annual operat-
ing expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through July 31, 2025 or 1.35% after July 31, 2025 of the average daily net assets of any class of Fund Shares. This expense limitation expiring on July 31,
2025 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
December 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/15/06 6.34% 13.61% 12.33% 7.08% 1.56% 1.00%
Class A at maximum Offering Price 12/15/06 0.17% 7.10% 11.02% 6.45% — —
Russell 1000® Value Index — 6.03% 11.46% 10.91% 8.40% — —
Lipper Multi-Cap Value Funds
Classification Average — 7.11% 12.50% 11.42% 8.07% — —
Class C at NAV 12/15/06 5.95% 12.75% 11.47% 6.44% 2.31% 1.75%
Class C at maximum Offering Price 12/15/06 4.95% 12.75% 11.47% 6.44% — —
Class I 12/15/06 6.30% 13.76% 12.64% 7.35% 1.31% 0.75%

Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 98 .6%
Investments Purchased with
Collateral from Securities
Lending 1 .3%
Repurchase Agreements 1 .4%
Other Assets & Liabilities, Net (1.3)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Capital Goods 13.1%
Energy 9.7%
Financial Services 9.2%
Pharmaceuticals, Biotechnology
& Life Sciences 8.3%
Banks 7.7%
Insurance 5.9%
Health Care Equipment &
Services 5.6%
Media & Entertainment 5.1%
Materials 5.1%
Utilities 4.9%
Software & Services 4.1%
Semiconductors &
Semiconductor Equipment 3.0%
Household & Personal Products 2.9%
Technology Hardware &
Equipment 2.5%
Consumer Staples Distribution
& Retail 2.5%
Telecommunication Services 2.2%
Automobiles & Components 2.1%
Equity Real Estate Investment
Trusts (REITs) 2.0%
Consumer Durables & Apparel 1.4%
Other 1.3%
Repurchase Agreements 1.4%
Investments Purchased with
Collateral from Securities
Lending 1.3%
Other Assets & Liabilities, Net (1.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Shell PLC, ADR 3.5%
Intel Corp 3.0%
Kenvue Inc 2.9%
JPMorgan Chase & Co 2.8%
Wells Fargo & Co 2.8%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small/Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2500® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that the total annual operat-
ing expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% through July 31, 2025 or 1.45% after July 31, 2025 of the average daily net assets of any class of Fund Shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limita-
tion. This expense limitation expiring July 31, 2025 may be terminated or modified prior to that date only with the approval of the
Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
December 31, 2023**
Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/15/06 7.04% 14.13% 13.46% 6.63% 1.41% 1.31%
Class A at maximum Offering
Price 12/15/06 0.88% 7.58% 12.12% 6.01% — —
Russell 2500 ® Value Index — 9.59% 15.98% 10.79% 7.42% — —
Lipper Small-Cap Core Funds
Classification Average — 8.08% 15.68% 10.86% 7.11% — —
Class C at NAV 12/15/06 6.64% 13.28% 12.62% 6.00% 2.16% 2.06%
Class C at maximum Offering
Price 12/15/06 5.64% 13.28% 12.62% 6.00% — —
Class I 12/15/06 7.17% 14.45% 13.76% 6.91% 1.16% 1.06%
Total Returns as of
December 31, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 7.31% 14.57% 13.91% 10.03% 1.06% 0.96%

Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 97.1%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 2.7%
Other Assets & Liabilities, Net 0.2%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Capital Goods 18.8%
Financial Services 11.6%
Equity Real Estate Investment
Trusts (REITs) 10.8%
Materials 6.8%
Banks 6.4%
Energy 5.9%
Pharmaceuticals, Biotechnology
& Life Sciences 5.8%
Insurance 4.4%
Automobiles & Components 4.2%
Technology Hardware &
Equipment 4.1%
Utilities 4.0%
Software & Services 3.2%
Consumer Services 2.5%
Semiconductors &
Semiconductor Equipment 2.5%
Other 6.1%
Repurchase Agreements 2.7%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets & Liabilities, Net 0.2%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
BGC Group Inc , Class A 3.1%
ADMA Biologics Inc 2.7%
nVent Electric PLC 2.5%
Curtiss-Wright Corp 2.5%
Crane Co 2.5%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Value Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
December 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that the total annual operat-
ing expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% through July 31, 2025 or 1.50% after July 31, 2025 of the average daily net assets of any class of Fund Shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limita-
tion. This expense limitation expiring July 31, 2025 may be terminated or modified prior to that date only with the approval of the
Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
December 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/08/04 11.40% 16.34% 11.70% 6.89% 1.31% 1.20%
Class A at maximum Offering Price 12/08/04 4.99% 9.65% 10.38% 6.26% — —
Russell 2000® Value Index — 11.85% 14.65% 10.00% 6.76% — —
Lipper Small-Cap Core Funds
Classification Average — 8.08% 15.68% 10.86% 7.11% — —
Class C at NAV 12/08/04 10.99% 15.50% 10.86% 6.25% 2.06% 1.95%
Class C at maximum Offering Price 12/08/04 9.99% 15.50% 10.86% 6.25% — —
Class R6 2/15/13 11.64% 16.81% 12.16% 7.32% 0.93% 0.82%
Class I 12/08/04 11.57% 16.67% 11.98% 7.16% 1.06% 0.95%

Holdings Summaries as of December 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 98 .2%
Repurchase Agreements 1 .4%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 17.2%
Capital Goods 15.9%
Financial Services 8.2%
Energy 8.0%
Equity Real Estate Investment
Trusts (REITs) 7.1%
Consumer Services 6.5%
Pharmaceuticals, Biotechnology
& Life Sciences 5.6%
Utilities 4.9%
Software & Services 4.4%
Materials 3.6%
Insurance 2.8%
Technology Hardware &
Equipment 2.8%
Automobiles & Components 2.5%
Semiconductors &
Semiconductor Equipment 2.5%
Health Care Equipment &
Services 2.2%
Consumer Discretionary
Distribution & Retail 2.1%
Food, Beverage & Tobacco 1.9%
Repurchase Agreements 1.4%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
BGC Group Inc, Class A 3.0%
ADMA Biologics Inc 2.8%
nVent Electric PLC 2.7%
Materion Corp 2.5%
Western Alliance Bancorp 2.5%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2023.
The beginning of the period is July 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Equity Income Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,065.10 $ 1,060.90 $ 1,066.00
Expenses Incurred During the Period $ 5.76 $ 9.64 $ 4.47
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.55 $ 1,015.78 $ 1,020.81
Expenses Incurred During the Period $ 5.63 $ 9.42 $ 4.37
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.11%, 1.86% and 0.86% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).
Nuveen International Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,058.90 $ 1,055.10 $ 1,060.30
Expenses Incurred During the Period $ 5.95 $ 9.82 $ 4.66
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.35 $ 1,015.59 $ 1,020.61
Expenses Incurred During the Period $ 5.84 $ 9.63 $ 4.57
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90% and 0.90% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).

Nuveen Multi Cap Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,053.10 $ 1,049.00 $ 1,054.40
Expenses Incurred During the Period $ 6.14 $ 9.99 $ 4.85
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.15 $ 1,015.37 $ 1,020.40
Expenses Incurred During the Period $ 6.04 $ 9.83 $ 4.77
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.19%, 1.94% and 0.94% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).
Nuveen Large Cap Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,063.40 $ 1,059.50 $ 1,063.00
Expenses Incurred During the Period $ 5.19 $ 9.06 $ 3.89
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.11 $ 1,016.33 $ 1,021.36
Expenses Incurred During the Period $ 5.08 $ 8.87 $ 3.81
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.00%, 1.75% and 0.75% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).
Nuveen Small/Mid Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,070.40 $ 1,066.40 $ 1,073.10 $ 1,071.70
Expenses Incurred During the Period $ 6.82 $ 10.70 $ 4.74 $ 5.52
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.55 $ 1,014.78 $ 1,020.55 $ 1,019.81
Expenses Incurred During the Period $ 6.65 $ 10.43 $ 4.62 $ 5.38
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.31%, 2.06%, 0.91% and 1.06% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).
Nuveen Small Cap Value Opportunities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,114.00 $ 1,109.90 $ 1,116.40 $ 1,115.70
Expenses Incurred During the Period $ 6.38 $ 10.34 $ 4.31 $ 5.05
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.11 $ 1,015.33 $ 1,021.07 $ 1,020.37
Expenses Incurred During the Period $ 6.09 $ 9.88 $ 4.12 $ 4.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.20%, 1.95%, 0.81% and 0.95% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /366 (to reflect the one-half year period).

Nuveen Global Equity Income Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.8%
X –
COMMON STOCKS - 98.0% X 130,021,419
Automobiles & Components - 1.2%
44,640 General Motors Co $ 1,603,469
Total Automobiles & Components 1,603,469
Banks - 13.0%
46,696 Fifth Third Bancorp 1,610,545
15,262 JPMorgan Chase & Co 2,596,066
320,808 Nordea Bank Abp 3,982,781
225,120 Oversea-Chinese Banking Corp Ltd 2,215,047
215,800 Sumitomo Mitsui Trust Holdings Inc 4,132,976
55,028 Wells Fargo & Co 2,708,478
Total Banks 17,245,893
Capital Goods - 10.1%
13,028 Airbus SE 2,012,675
8,394 Eaton Corp PLC 2,021,443
9,793 General Dynamics Corp 2,542,948
161,750 Mitsubishi Electric Corp 2,287,804
63,530 Mitsui & Co Ltd 2,380,083
11,747 Siemens AG 2,203,846
Total Capital Goods 13,448,799
Consumer Durables & Apparel - 1.2%
3,693 Kering SA 1,635,623
Total Consumer Durables & Apparel 1,635,623
Consumer Services - 2.2%
59,717 Las Vegas Sands Corp 2,938,674
Total Consumer Services 2,938,674
Consumer Staples Distribution & Retail - 2.2%
18,855 Walmart Inc 2,972,491
Total Consumer Staples Distribution & Retail 2,972,491
Energy - 7.4%
38,815 Baker Hughes Co 1,326,697
19,356 Chevron Corp 2,887,141
87,122 Enterprise Products Partners LP 2,295,664
98,908 Shell PLC 3,237,661
Total Energy 9,747,163
Financial Services - 2.8%
17,803 Deutsche Boerse AG 3,666,255
Total Financial Services 3,666,255
Food, Beverage & Tobacco - 3.9%
29,661 Coca-Cola Co/The 1,747,923
34,250 Heineken NV 3,479,782
Total Food, Beverage & Tobacco 5,227,705
Health Care Equipment & Services - 4.0%
4,199 Elevance Health Inc 1,980,080
7,176 Humana Inc 3,285,245
Total Health Care Equipment & Services 5,265,325

Shares Description (a) Value
Household & Personal Products - 3.4%
48,460 Kao Corp $ 1,991,977
114,672 Kenvue Inc 2,468,888
Total Household & Personal Products 4,460,865
Insurance - 6.7%
7,378 Allianz SE 1,971,706
8,182 Everest Group Ltd 2,892,992
50,026 NN Group NV 1,977,069
3,823 Zurich Insurance Group AG 1,998,767
Total Insurance 8,840,534
Materials - 6.8%
86,869 BHP Group Ltd 2,967,846
19,397 DSM-Firmenich AG 1,972,547
26,710 DuPont de Nemours Inc 2,054,800
34,606 Nutrien Ltd 1,949,615
Total Materials 8,944,808
Media & Entertainment - 1.6%
22,906 Publicis Groupe SA 2,128,238
Total Media & Entertainment 2,128,238
Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
12,756 AbbVie Inc 1,976,797
37,959 AstraZeneca PLC, Sponsored ADR 2,556,539
24,696 Gilead Sciences Inc 2,000,623
30,023 Sanofi 2,983,469
23,630 UCB SA 2,059,865
Total Pharmaceuticals, Biotechnology & Life Sciences 11,577,293
Semiconductors & Semiconductor Equipment - 6.3%
3,170 Broadcom Inc 3,538,512
45,571 Intel Corp 2,289,943
75,000 MediaTek Inc 2,476,493
Total Semiconductors & Semiconductor Equipment 8,304,948
Software & Services - 2.2%
27,979 Oracle Corp 2,949,826
Total Software & Services 2,949,826
Technology Hardware & Equipment - 2.8%
33,942 Cisco Systems Inc 1,714,750
42,660 Samsung Electronics Co Ltd 2,055,636
Total Technology Hardware & Equipment 3,770,386
Telecommunication Services - 3.7%
176,920 AT&T Inc 2,968,718
173,333 Telenor ASA 1,989,254
Total Telecommunication Services 4,957,972
Transportation - 2.2%
58,235 DHL Group 2,882,402
Total Transportation 2,882,402
Utilities - 5.6%
53,438 Dominion Energy Inc 2,511,586
275,385 Enel SpA 2,048,811
108,956 Engie SA 1,919,401

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Shares Description (a) Value
Utilities (continued)
72,224 National Grid PLC $ 972,952
Total Utilities 7,452,750
Total Common Stocks
(cost $102,149,556) 130,021,419
Shares Description (a) Coupon Issue Price Cap Price Maturity Value
X –
STRUCTURED NOTES - 0.8% X 1,001,933
45,590 Merrill Lynch International & Co
Mandatory Exchangeable Note,
Linked to Common Stock of
Kenvue Inc (Cap 114.30% of the
Issue Price)
12.000% $23.6893 $27.0769 2/20/24 $ 1,001,933
Total Structured Notes
(cost $1,079,995) 1,001,933
Total Long-Term Investments
(cost $103,229,551) 131,023,352
Other Assets & Liabilities, Net -   1.2% 1,635,030
Net Assets - 100% $ 132,658,382
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen International Value Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.7%
X –
COMMON STOCKS - 98 .7 % X 103,915,934
Automobiles & Components - 4.9%
988,818 Dowlais Group PLC $ 1,343,892
16,100 Hyundai Motor Co 1,416,048
13,133 Toyota Motor Corp, Sponsored ADR 2,408,330
Total Automobiles & Components 5,168,270
Banks - 10.4%
752,449 Barclays PLC 1,473,345
265,331 ING Groep NV 3,978,515
150,178 Nordea Bank Abp 1,864,436
149,332 Oversea-Chinese Banking Corp Ltd 1,469,338
112,800 Sumitomo Mitsui Trust Holdings Inc 2,160,332
Total Banks 10,945,966
Capital Goods - 12.9%
99,265 Alstom SA 1,338,614
58,585 Komatsu Ltd 1,524,577
98,262 Mabuchi Motor Co Ltd 1,627,609
300,584 Melrose Industries PLC 2,172,735
127,900 Mitsubishi Electric Corp 1,809,027
17,498 Siemens AG 3,282,787
12,509 Thales SA 1,852,242
Total Capital Goods 13,607,591
Commercial & Professional Services - 3.9%
46,008 Adecco Group AG 2,259,613
13,211 Wolters Kluwer NV 1,879,522
Total Commercial & Professional Services 4,139,135
Consumer Discretionary Distribution & Retail - 0.8%
1,127,000 Topsports International Holdings Ltd, 144A 878,842
Total Consumer Discretionary Distribution & Retail 878,842
Consumer Durables & Apparel - 4.8%
2,496 Kering SA 1,105,474
45,364 Sekisui House Ltd 1,005,548
1,056,873 Taylor Wimpey PLC 1,978,377
42,100 Yamaha Corp 969,757
Total Consumer Durables & Apparel 5,059,156
Consumer Services - 3.0%
41,640 Accor SA 1,593,816
527,091 (b) Sands China Ltd 1,542,777
Total Consumer Services 3,136,593
Consumer Staples Distribution & Retail - 3.1%
30,000 Seven & i Holdings Co Ltd 1,186,486
555,080 Tesco PLC 2,056,419
Total Consumer Staples Distribution & Retail 3,242,905
Energy - 6.3%
53,660 Shell PLC, ADR 3,530,828
131,946 Technip Energies NV 3,079,917
Total Energy 6,610,745

Nuveen International Value Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Shares Description (a) Value
Financial Services - 5.1%
16,965 Groupe Bruxelles Lambert NV $ 1,336,043
129,278 UBS Group AG 3,994,690
Total Financial Services 5,330,733
Food, Beverage & Tobacco - 1.8%
18,446 Heineken NV 1,874,104
Total Food, Beverage & Tobacco 1,874,104
Health Care Equipment & Services - 1.4%
35,480 Fresenius Medical Care AG & Co KGaA 1,483,357
Total Health Care Equipment & Services 1,483,357
Insurance - 7.1%
6,288 Allianz SE 1,680,413
35,776 Axis Capital Holdings Ltd 1,980,917
29,151 NN Group NV 1,152,072
54,500 Sompo Holdings Inc 2,666,595
Total Insurance 7,479,997
Materials - 6.4%
27,655 Agnico Eagle Mines Ltd 1,516,877
68,185 BHP Group Ltd 2,329,514
12,648 DSM-Firmenich AG 1,286,218
27,514 Nutrien Ltd 1,550,070
Total Materials 6,682,679
Media & Entertainment - 3.8%
8,792 (b) Baidu Inc, Sponsored ADR 1,047,039
32,135 Publicis Groupe SA 2,985,721
Total Media & Entertainment 4,032,760
Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
71,240 GSK PLC 1,315,745
25,944 Sanofi 2,578,127
31,000 Takeda Pharmaceutical Co Ltd 889,019
Total Pharmaceuticals, Biotechnology & Life Sciences 4,782,891
Real Estate Management & Development - 1.8%
210,754 City Developments Ltd 1,061,145
601,000 Hang Lung Properties Ltd 835,576
Total Real Estate Management & Development 1,896,721
Semiconductors & Semiconductor Equipment - 5.3%
49,661 AIXTRON SE 2,114,442
93,600 Rohm Co Ltd 1,786,894
90,000 Taiwan Semiconductor Manufacturing Co
Ltd
1,725,439
Total Semiconductors & Semiconductor Equipment 5,626,775
Software & Services - 3.3%
9,550 (b) Check Point Software Technologies Ltd 1,459,145
12,909 SAP SE 1,986,973
Total Software & Services 3,446,118
Technology Hardware & Equipment - 1.4%
23,700 FUJIFILM Holdings Corp 1,420,336
Total Technology Hardware & Equipment 1,420,336

Shares Description (a) Value
Telecommunication Services - 1.5%
51,618 Nippon Telegraph & Telephone Corp, ADR $ 1,577,136
Total Telecommunication Services 1,577,136
Transportation - 3.7%
46,024 DHL Group 2,278,006
82,400 Japan Airlines Co Ltd 1,618,754
Total Transportation 3,896,760
Utilities - 1.5%
118,501 National Grid PLC 1,596,364
Total Utilities 1,596,364
Total Common Stocks
(cost $74,618,853) 103,915,934
Total Long-Term Investments
(cost $74,618,853) 103,915,934
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.0%
X –
REPURCHASE AGREEMENTS - 1 .0 % X 1,000,000
$ 1,000 (c) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 1,000,000
Total Repurchase Agreements
(cost $1,000,000) 1,000,000
Total Short-Term Investments
(cost $1,000,000) 1,000,000
Total Investments (cost $ 75,618,853 ) - 99 .7% 104,915,934
Other Assets & Liabilities, Net -   0.3% 320,448
Net Assets - 100% $ 105,236,382
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $1,000,590 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 3.375% and maturity date 5/15/33, valued at $1,020,071.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen Multi Cap Value Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 96.6%
X –
COMMON STOCKS - 96 .6 % X 274,817,474
Automobiles & Components - 2.0%
158,365 General Motors Co $ 5,688,471
Total Automobiles & Components 5,688,471
Banks - 8.9%
161,935 Bank of NT Butterfield & Son Ltd/The 5,183,539
114,547 Citigroup Inc 5,892,298
40,680 JPMorgan Chase & Co 6,919,668
149,103 Wells Fargo & Co 7,338,850
Total Banks 25,334,355
Capital Goods - 13.4%
29,173 Curtiss-Wright Corp 6,499,453
198,186 Flowserve Corp 8,169,227
28,456 General Dynamics Corp 7,389,169
15,287 Honeywell International Inc 3,205,837
14,259 Hubbell Inc 4,690,213
140,106 nVent Electric PLC 8,278,863
Total Capital Goods 38,232,762
Consumer Durables & Apparel - 1.4%
39,684 PulteGroup Inc 4,096,183
Total Consumer Durables & Apparel 4,096,183
Consumer Services - 1.2%
77,889 (b) Brinker International Inc 3,363,247
Total Consumer Services 3,363,247
Consumer Staples Distribution & Retail - 2.5%
44,621 Walmart Inc 7,034,501
Total Consumer Staples Distribution & Retail 7,034,501
Energy - 10.4%
160,389 Baker Hughes Co 5,482,096
15,825 Cheniere Energy Inc 2,701,486
36,581 Chesapeake Energy Corp 2,814,542
35,085 Hess Corp 5,057,854
243,064 Permian Resources Corp 3,305,670
156,334 Shell PLC, ADR 10,286,776
Total Energy 29,648,424
Equity Real Estate Investment Trusts (REITs) - 2.6%
86,655 American Homes 4 Rent, Class A 3,116,114
105,203 STAG Industrial Inc 4,130,270
Total Equity Real Estate Investment Trusts (REITs) 7,246,384
Financial Services - 6.6%
51,160 Discover Financial Services 5,750,384
43,928 (b) Fiserv Inc 5,835,396
39,151 Morgan Stanley 3,650,831
45,566 State Street Corp 3,529,542
Total Financial Services 18,766,153

Shares Description (a) Value
Health Care Equipment & Services - 4.4%
11,452 Elevance Health Inc $ 5,400,305
9,224 Humana Inc 4,222,839
33,944 Medtronic PLC 2,796,307
Total Health Care Equipment & Services 12,419,451
Household & Personal Products - 3.0%
390,943 Kenvue Inc 8,417,003
Total Household & Personal Products 8,417,003
Insurance - 5.2%
9,126 Aon PLC, Class A 2,655,849
10,052 Everest Group Ltd 3,554,186
41,277 Globe Life Inc 5,024,236
18,219 RenaissanceRe Holdings Ltd 3,570,924
Total Insurance 14,805,195
Materials - 4.3%
88,237 DuPont de Nemours Inc 6,788,072
45,119 Innospec Inc 5,560,466
Total Materials 12,348,538
Media & Entertainment - 4.6%
34,687 (b) Alphabet Inc, Class A 4,845,427
117,721 (b) TripAdvisor Inc 2,534,533
36,817 Walt Disney Co/The 3,324,207
216,937 (b) Warner Bros Discovery Inc 2,468,743
Total Media & Entertainment 13,172,910
Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
999,776 (b) ADMA Biologics Inc 4,518,988
63,855 AstraZeneca PLC, Sponsored ADR 4,300,634
6,512 (b) Bio-Rad Laboratories Inc, Class A 2,102,660
79,831 Gilead Sciences Inc 6,467,109
41,042 Merck & Co Inc 4,474,399
85,250 Sanofi, ADR 4,239,482
Total Pharmaceuticals, Biotechnology & Life Sciences 26,103,272
Semiconductors & Semiconductor Equipment - 2.8%
67,493 Intel Corp 3,391,524
67,985 (b) Rambus Inc 4,639,976
Total Semiconductors & Semiconductor Equipment 8,031,500
Software & Services - 6.0%
195,679 Gen Digital Inc 4,465,395
63,654 Oracle Corp 6,711,041
137,823 (b) Teradata Corp 5,996,679
Total Software & Services 17,173,115
Technology Hardware & Equipment - 1.1%
111,771 (b) Viasat Inc 3,123,999
Total Technology Hardware & Equipment 3,123,999
Telecommunication Services - 2.3%
381,594 AT&T Inc 6,403,147
Total Telecommunication Services 6,403,147

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Shares Description (a) Value
Utilities - 4.7%
62,065 Alliant Energy Corp $ 3,183,935
88,408 Dominion Energy Inc 4,155,176
90,178 FirstEnergy Corp 3,305,925
38,472 Pinnacle West Capital Corp 2,763,828
Total Utilities 13,408,864
Total Common Stocks
(cost $239,870,110) 274,817,474
Total Long-Term Investments
(cost $239,870,110) 274,817,474
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.8%
X –
REPURCHASE AGREEMENTS - 3 .8 % X 10,969,618
$ 10,625 (c) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 10,625,000
345 (d) Fixed Income Clearing Corp (FICC) 1.600% 1/02/24 344,618
Total Repurchase Agreements
(cost $10,969,618) 10,969,618
Total Short-Term Investments
(cost $10,969,618) 10,969,618
Total Investments (cost $ 250,839,728 ) - 100 .4% 285,787,092
Other Assets & Liabilities, Net -   (0.4)% (1,230,223)
Net Assets - 100% $ 284,556,869
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $10,631,269 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 3.000% and maturity date 11/15/44, valued at $10,837,525.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 12/29/23 to be repurchased at $344,679 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/32, valued at $351,565.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Large Cap Value Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.6%
X –
COMMON STOCKS - 98 .6 % X 19,863,487
Automobiles & Components - 2.1%
11,868 General Motors Co $ 426,299
Total Automobiles & Components 426,299
Banks - 7.7%
8,030 Citigroup Inc 413,063
3,371 JPMorgan Chase & Co 573,407
11,578 Wells Fargo & Co 569,869
Total Banks 1,556,339
Capital Goods - 13.1%
1,181 Eaton Corp PLC 284,408
11,198 Flowserve Corp 461,582
2,179 General Dynamics Corp 565,821
1,102 Honeywell International Inc 231,101
838 Hubbell Inc 275,643
9,071 nVent Electric PLC 536,005
3,417 Raytheon Technologies Corp 287,506
Total Capital Goods 2,642,066
Consumer Durables & Apparel - 1.4%
2,667 PulteGroup Inc 275,288
Total Consumer Durables & Apparel 275,288
Consumer Staples Distribution & Retail - 2.5%
3,154 Walmart Inc 497,228
Total Consumer Staples Distribution & Retail 497,228
Energy - 9.7%
11,538 Baker Hughes Co 394,369
1,344 Cheniere Energy Inc 229,434
2,671 Chesapeake Energy Corp 205,507
2,870 Hess Corp 413,739
10,861 Shell PLC, ADR 714,654
Total Energy 1,957,703
Equity Real Estate Investment Trusts (REITs) - 2.0%
3,145 Alexandria Real Estate Equities Inc 398,692
Total Equity Real Estate Investment Trusts (REITs) 398,692
Financial Services - 9.2%
3,688 Discover Financial Services 414,531
3,606 (b) Fiserv Inc 479,021
4,927 KKR & Co Inc 408,202
3,007 Morgan Stanley 280,403
3,573 State Street Corp 276,764
Total Financial Services 1,858,921
Food, Beverage & Tobacco - 1.3%
2,860 Philip Morris International Inc 269,069
Total Food, Beverage & Tobacco 269,069

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Shares Description (a) Value
Health Care Equipment & Services - 5.6%
820 Elevance Health Inc $ 386,679
649 Humana Inc 297,119
2,419 Medtronic PLC 199,277
1,709 Quest Diagnostics Inc 235,637
Total Health Care Equipment & Services 1,118,712
Household & Personal Products - 2.9%
27,085 Kenvue Inc 583,140
Total Household & Personal Products 583,140
Insurance - 5.9%
5,153 American International Group Inc 349,116
767 Aon PLC, Class A 223,212
2,967 Globe Life Inc 361,143
1,287 RenaissanceRe Holdings Ltd 252,252
Total Insurance 1,185,723
Materials - 5.1%
3,868 (c) BHP Group Ltd, Sponsored ADR 264,223
5,267 Corteva Inc 252,395
6,570 DuPont de Nemours Inc 505,430
Total Materials 1,022,048
Media & Entertainment - 5.1%
3,273 (b) Alphabet Inc, Class A 457,206
7,498 (b) TripAdvisor Inc 161,432
2,632 Walt Disney Co/The 237,643
15,824 (b) Warner Bros Discovery Inc 180,077
Total Media & Entertainment 1,036,358
Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
5,590 AstraZeneca PLC, Sponsored ADR 376,487
500 (b) Bio-Rad Laboratories Inc, Class A 161,445
5,886 Gilead Sciences Inc 476,825
2,941 Merck & Co Inc 320,628
6,595 Sanofi, ADR 327,969
Total Pharmaceuticals, Biotechnology & Life Sciences 1,663,354
Semiconductors & Semiconductor Equipment - 3.0%
12,007 Intel Corp 603,352
Total Semiconductors & Semiconductor Equipment 603,352
Software & Services - 4.1%
14,103 Gen Digital Inc 321,830
4,728 Oracle Corp 498,473
Total Software & Services 820,303
Technology Hardware & Equipment - 2.5%
3,888 Seagate Technology Holdings PLC 331,919
6,271 (b) Viasat Inc 175,274
Total Technology Hardware & Equipment 507,193
Telecommunication Services - 2.2%
26,882 AT&T Inc 451,080
Total Telecommunication Services 451,080

Shares Description (a) Value
Utilities - 4.9%
4,590 Alliant Energy Corp $ 235,467
6,238 Dominion Energy Inc 293,186
8,008 FirstEnergy Corp 293,573
2,344 Pinnacle West Capital Corp 168,393
Total Utilities 990,619
Total Common Stocks
(cost $13,306,593) 19,863,487
Total Long-Term Investments
(cost $13,306,593) 19,863,487
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3% X –
269,094 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 269,094
Total Investments Purchased with Collateral from Securities Lending
(cost $269,094) 269,094
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.4%
X –
REPURCHASE AGREEMENTS - 1 .4% 275,000
$ 275 (f) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 275,000
Total Repurchase Agreements
(cost $275,000) 275,000
Total Short-Term Investments
(cost $275,000) 275,000
Total Investments (cost $ 13,850,687 ) - 101 .3% 20,407,581
Other Assets & Liabilities, Net -   (1.3)% (257,836)
Net Assets - 100% $ 20,149,745
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $261,559.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $275,162 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 3.375% and maturity date 5/15/33, valued at $280,592.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small/Mid Cap Value Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.1%
X –
COMMON STOCKS - 97 .1 % X 123,810,978
Automobiles & Components - 4.2%
71,863 (b) Atmus Filtration Technologies Inc $ 1,688,062
61,377 BorgWarner Inc 2,200,365
104,015 (b) Goodyear Tire & Rubber Co/The 1,489,495
Total Automobiles & Components 5,377,922
Banks - 6.4%
242,888 New York Community Bancorp Inc 2,484,744
81,720 Old National Bancorp/IN 1,380,251
30,843 Prosperity Bancshares Inc 2,088,996
25,850 SouthState Corp 2,183,033
Total Banks 8,137,024
Capital Goods - 18.8%
26,860 AECOM 2,482,670
23,576 BWX Technologies Inc 1,808,986
26,572 Crane Co 3,139,216
14,098 Curtiss-Wright Corp 3,140,893
18,512 EnerSys 1,868,971
67,313 Flowserve Corp 2,774,642
6,164 Hubbell Inc 2,027,525
19,170 ITT Inc 2,287,364
8,721 (b) Middleby Corp/The 1,283,470
54,186 nVent Electric PLC 3,201,851
Total Capital Goods 24,015,588
Consumer Discretionary Distribution & Retail - 1.0%
20,347 Advance Auto Parts Inc 1,241,778
Total Consumer Discretionary Distribution & Retail 1,241,778
Consumer Services - 2.5%
29,623 (b) Dave & Buster's Entertainment Inc 1,595,198
19,533 (b) Light & Wonder Inc 1,603,855
Total Consumer Services 3,199,053
Consumer Staples Distribution & Retail - 0.9%
16,976 (b) BJ's Wholesale Club Holdings Inc 1,131,620
Total Consumer Staples Distribution & Retail 1,131,620
Energy - 5.9%
101,016 Antero Midstream Corp 1,265,731
71,045 (b),(c) Atlas Energy Solutions Inc 1,223,395
21,433 Chesapeake Energy Corp 1,649,055
20,311 HF Sinclair Corp 1,128,682
161,589 Permian Resources Corp 2,197,610
Total Energy 7,464,473
Equity Real Estate Investment Trusts (REITs) - 10.8%
48,624 American Homes 4 Rent, Class A 1,748,519
109,289 Apple Hospitality REIT Inc 1,815,290
20,031 Camden Property Trust 1,988,878
40,150 Iron Mountain Inc 2,809,697
184,799 SITE Centers Corp 2,518,811
74,258 STAG Industrial Inc 2,915,369
Total Equity Real Estate Investment Trusts (REITs) 13,796,564

Shares Description (a) Value
Financial Services - 11.6%
206,249 AGNC Investment Corp $ 2,023,303
543,392 BGC Group Inc, Class A 3,923,289
71,668 Carlyle Group Inc/The 2,916,171
15,406 (b) Euronet Worldwide Inc 1,563,555
16,952 FirstCash Holdings Inc 1,837,427
36,162 Stifel Financial Corp 2,500,602
Total Financial Services 14,764,347
Food, Beverage & Tobacco - 1.0%
82,273 Primo Water Corp 1,238,209
Total Food, Beverage & Tobacco 1,238,209
Health Care Equipment & Services - 2.2%
19,543 (b) Acadia Healthcare Co Inc 1,519,664
17,642 (b) QuidelOrtho Corp 1,300,215
Total Health Care Equipment & Services 2,819,879
Insurance - 4.4%
30,864 Axis Capital Holdings Ltd 1,708,940
6,039 Everest Group Ltd 2,135,270
18,242 Selective Insurance Group Inc 1,814,714
Total Insurance 5,658,924
Materials - 6.8%
8,001 Avery Dennison Corp 1,617,482
23,536 Materion Corp 3,062,740
36,120 Olin Corp 1,948,674
7,443 Reliance Steel & Aluminum Co 2,081,658
Total Materials 8,710,554
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
773,178 (b) ADMA Biologics Inc 3,494,765
72,745 (b) Exelixis Inc 1,745,152
9,604 (b) United Therapeutics Corp 2,111,824
Total Pharmaceuticals, Biotechnology & Life Sciences 7,351,741
Semiconductors & Semiconductor Equipment - 2.5%
45,960 (b) Rambus Inc 3,136,770
Total Semiconductors & Semiconductor Equipment 3,136,770
Software & Services - 3.2%
12,510 Amdocs Ltd 1,099,504
67,853 (b) Teradata Corp 2,952,284
Total Software & Services 4,051,788
Technology Hardware & Equipment - 4.1%
42,378 (b) Ciena Corp 1,907,434
23,947 Seagate Technology Holdings PLC 2,044,355
4,678 (b) Zebra Technologies Corp, Class A 1,278,638
Total Technology Hardware & Equipment 5,230,427
Transportation - 1.0%
21,574 (b) GXO Logistics Inc 1,319,466
Total Transportation 1,319,466

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Shares Description (a) Value
Utilities - 4.0%
12,679 IDACORP Inc $ 1,246,599
46,068 OGE Energy Corp 1,609,155
17,035 Pinnacle West Capital Corp 1,223,795
26,089 PNM Resources Inc 1,085,302
Total Utilities 5,164,851
Total Common Stocks
(cost $106,807,884) 123,810,978
Total Long-Term Investments
(cost $106,807,884) 123,810,978
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0% X –
10,920 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(e) $ 10,920
Total Investments Purchased with Collateral from Securities Lending
(cost $10,920) 10,920
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.7%
X –
REPURCHASE AGREEMENTS - 2 .7% 3,487,758
$ 3,375 (f) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 3,375,000
113 (g) Fixed Income Clearing Corp (FICC) 1.600% 1/02/24 112,758
Total Repurchase Agreements
(cost $3,487,758) 3,487,758
Total Short-Term Investments
(cost $3,487,758) 3,487,758
Total Investments (cost $ 110,306,562 ) - 99 .8% 127,309,656
Other Assets & Liabilities, Net -   0.2% 205,734
Net Assets - 100% $ 127,515,390
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,419.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $3,376,991 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 1.875% and maturity date 11/15/51, valued at $3,442,538.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 12/29/23 to be repurchased at $112,778 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/32, valued at $115,034.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Value Opportunities Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.2%
X –
COMMON STOCKS - 98 .2 % X 198,687,221
Automobiles & Components - 2.5%
114,051 (b) Atmus Filtration Technologies Inc $ 2,679,058
164,183 (b) Goodyear Tire & Rubber Co/The 2,351,101
Total Automobiles & Components 5,030,159
Banks - 17.2%
113,195 Amalgamated Financial Corp 3,049,473
180,887 Columbia Banking System Inc 4,826,065
114,250 OFG Bancorp 4,282,090
205,994 Old National Bancorp/IN 3,479,239
141,508 Seacoast Banking Corp of Florida 4,027,318
58,064 SouthState Corp 4,903,505
39,590 (b) Texas Capital Bancshares Inc 2,558,702
66,801 United Bankshares Inc/WV 2,508,377
77,457 Western Alliance Bancorp 5,095,896
Total Banks 34,730,665
Capital Goods - 15.9%
46,586 BWX Technologies Inc 3,574,544
42,713 Crane Co 5,046,114
16,540 Curtiss-Wright Corp 3,684,947
28,622 EnerSys 2,889,677
120,569 Flowserve Corp 4,969,854
211,882 Mueller Water Products Inc, Class A 3,051,101
23,607 (b) MYR Group Inc 3,414,280
93,887 nVent Electric PLC 5,547,783
Total Capital Goods 32,178,300
Consumer Discretionary Distribution & Retail - 2.1%
32,421 Academy Sports & Outdoors Inc 2,139,786
33,474 Advance Auto Parts Inc 2,042,918
Total Consumer Discretionary Distribution & Retail 4,182,704
Consumer Services - 6.5%
273,216 (b) Accel Entertainment Inc 2,805,928
45,772 (b) Dave & Buster's Entertainment Inc 2,464,822
30,025 (b) Light & Wonder Inc 2,465,353
115,403 Perdoceo Education Corp 2,026,477
56,969 (b) Stride Inc 3,382,249
Total Consumer Services 13,144,829
Energy - 8.0%
235,252 Antero Midstream Corp 2,947,707
114,753 (b) Atlas Energy Solutions Inc 1,976,047
185,309 Magnolia Oil & Gas Corp, Class A 3,945,228
355,108 Permian Resources Corp 4,829,469
25,525 (b) Weatherford International PLC 2,497,111
Total Energy 16,195,562
Equity Real Estate Investment Trusts (REITs) - 7.1%
168,119 Apple Hospitality REIT Inc 2,792,457
192,320 Sabra Health Care REIT Inc 2,744,406
301,616 SITE Centers Corp 4,111,026
120,983 STAG Industrial Inc 4,749,793
Total Equity Real Estate Investment Trusts (REITs) 14,397,682

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Shares Description (a) Value
Financial Services - 8.2%
126,356 (b) AssetMark Financial Holdings Inc $ 3,784,362
854,573 BGC Group Inc, Class A 6,170,017
26,158 FirstCash Holdings Inc 2,835,266
316,433 Perella Weinberg Partners 3,869,975
Total Financial Services 16,659,620
Food, Beverage & Tobacco - 1.9%
18,529 John B Sanfilippo & Son Inc 1,909,228
129,202 Primo Water Corp 1,944,490
Total Food, Beverage & Tobacco 3,853,718
Health Care Equipment & Services - 2.2%
84,335 (b) Fulgent Genetics Inc 2,438,125
143,916 (b) Tactile Systems Technology Inc 2,057,999
Total Health Care Equipment & Services 4,496,124
Insurance - 2.8%
44,427 Axis Capital Holdings Ltd 2,459,923
33,077 Selective Insurance Group Inc 3,290,500
Total Insurance 5,750,423
Materials - 3.6%
18,069 Innospec Inc 2,226,823
39,383 Materion Corp 5,124,910
Total Materials 7,351,733
Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
1,272,352 (b) ADMA Biologics Inc 5,751,031
34,984 (b) Halozyme Therapeutics Inc 1,293,009
41,822 (b) Pacira BioSciences Inc 1,411,074
46,612 (b) Prestige Consumer Healthcare Inc 2,853,587
Total Pharmaceuticals, Biotechnology & Life Sciences 11,308,701
Semiconductors & Semiconductor Equipment - 2.5%
73,279 (b) Rambus Inc 5,001,292
Total Semiconductors & Semiconductor Equipment 5,001,292
Software & Services - 4.4%
183,039 (b) PowerSchool Holdings Inc, Class A 4,312,399
105,016 (b) Teradata Corp 4,569,246
Total Software & Services 8,881,645
Technology Hardware & Equipment - 2.8%
284,654 (b) Harmonic Inc 3,711,888
18,540 (b) IPG Photonics Corp 2,012,332
Total Technology Hardware & Equipment 5,724,220
Utilities - 4.9%
27,427 IDACORP Inc 2,696,623
39,731 MGE Energy Inc 2,872,948
40,177 PNM Resources Inc 1,671,363
39,157 SJW Group 2,558,910
Total Utilities 9,799,844
Total Common Stocks
(cost $149,655,501) 198,687,221
Total Long-Term Investments
(cost $149,655,501) 198,687,221

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.4%
X –
REPURCHASE AGREEMENTS - 1 .4 % X 2,725,000
$ 2,725 (c) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 2,725,000
Total Repurchase Agreements
(cost $2,725,000) 2,725,000
Total Short-Term Investments
(cost $2,725,000) 2,725,000
Total Investments (cost $ 152,380,501 ) - 99 .6% 201,412,221
Other Assets & Liabilities, Net -   0.4% 888,722
Net Assets - 100% $ 202,300,943
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $2,726,608 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 3.375% and maturity date 5/15/33, valued at $2,779,525.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2023 (Unaudited)
Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 131,023,352 $ 103,915,934 $ 274,817,474 $ 19,863,487 $ 123,810,978 $ 198,687,221
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – – – 269,094 10,920 –
Short-term investments, at value
◊
– 1,000,000 10,969,618 275,000 3,487,758 2,725,000
Cash 1,708,528 34,972 – 29,469 – 89,262
Cash denominated in foreign currencies
^
3 47 – – – –
Receivables:
Dividends 103,263 103,132 206,047 24,300 207,776 217,367
Interest – 443 4,748 122 1,508 1,206
Reclaims 79,268 164,228 5,441 – – –
Reimbursement from Adviser – 6,112 41,686 5,358 69,699 63,145
Shares sold 5,902 199,588 1,363,565 13,334 208,745 1,185,812
Other 294,751 179,698 126,790 66,983 41,433 58,878
Total assets 133,215,067 105,604,154 287,535,369 20,547,147 127,838,817 203,027,891
LIABILITIES
Payables:
Management fees 78,180 61,998 158,892 10,971 77,240 134,952
Collateral from securities lending – – – 269,094 10,920 –
Excise tax liability expense – – 63,998 – – –
Interest 35 25 26 6 20 51
Investments purchased - regular settlement – – 2,392,586 43,306 – –
Shares redeemed 42,839 75,353 219,711 179 180,680 407,519
Accrued expenses:
Custodian fees 46,474 41,230 16,559 11,007 22,739 25,835
Trustees fees 276,555 133,153 87,362 39,398 1,860 35,421
Professional fees 39,449 24,661 22,980 13,654 17,539 37,649
Shareholder reporting expenses 14,389 – – 3,615 – 14,649
Shareholder servicing agent fees 34,267 26,372 5,630 3,725 11,309 64,608
12b-1 distribution and service fees 19,026 4,980 10,756 2,447 1,120 6,264
Other 5,471 — — — — —
Total liabilities 556,685 367,772 2,978,500 397,402 323,427 726,948
Net assets $ 132,658,382 $ 105,236,382 $ 284,556,869 $ 20,149,745 $ 127,515,390 $ 202,300,943
NET ASSETS CONSIST OF:
Paid-in capital $ 336,554,981 $ 274,949,175 $ 254,156,846 $ 13,374,142 $ 110,173,156 $ 149,952,351
Total distributable earnings (loss) (203,896,599) (169,712,793) 30,400,023 6,775,603 17,342,234 52,348,592
Net assets $ 132,658,382 $ 105,236,382 $ 284,556,869 $ 20,149,745 $ 127,515,390 $ 202,300,943
†
Long-term investments, cost $ 103,229,551 $ 74,618,853 $ 239,870,110 $ 13,306,593 $ 106,807,884 $ 149,655,501
◊
Short-term investments, cost $ — $ 1,000,000 $ 10,969,618 $ 275,000 $ 3,487,758 $ 2,725,000
‡ Includes securities loaned of $ — $ — $ — $ 261,559 $ 9,419 $ —
^
Cash denominated in foreign currencies, cost $ 3 $ 46 $ — $ — $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
CLASS A:
Net assets $ 87,639,994 $ 22,129,026 $ 46,321,974 $ 7,678,315 $ 3,624,704 $ 23,276,859
Shares outstanding 2,768,924 814,990 995,925 1,744,302 122,937 460,169
Net asset value ("NAV") per share $ 31.65 $ 27.15 $ 46.51 $ 4.40 $ 29.48 $ 50.58
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus
maximum sales charge) $ 33.58 $ 28.81 $ 49.35 $ 4.67 $ 31.28 $ 53.67
CLASS C:
Net assets $ 1,125,530 $ 528,750 $ 1,366,598 $ 1,076,924 $ 449,849 $ 1,818,812
Shares outstanding 35,631 20,564 31,647 327,079 18,796 43,304
NAV and offering price per share $ 31.59 $ 25.71 $ 43.18 $ 3.29 $ 23.93 $ 42.00
CLASS R6:
Net assets $ — $ — $ — $ — $ 19,589,154 $ 5,892,171
Shares outstanding — — — — 637,762 109,608
NAV and offering price per share $ — $ — $ — $ — $ 30.72 $ 53.76
CLASS I:
Net assets $ 43,892,858 $ 82,578,606 $ 236,868,297 $ 11,394,506 $ 103,851,683 $ 171,313,101
Shares outstanding 1,386,653 3,021,393 5,039,007 2,565,149 3,411,275 3,236,239
NAV and offering price per share $ 31.65 $ 27.33 $ 47.01 $ 4.44 $ 30.44 $ 52.94
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended December 31, 2023 (Unaudited)
Global Equity
Income International Value Multi Cap Value Large Cap Value
INVESTMENT INCOME
Dividends $ 1,733,390 $ 1,213,293 $ 1,997,262 $ 231,481
Interest — 55,169 272,661 2,885
Securities lending income, net — 7,495 11,867 205
Other income 12,263 394 91,900 2,761
Tax withheld (74,842) (84,873) — —
Total investment income 1,670,811 1,191,478 2,373,690 237,332
EXPENSES
– – – –
Management fees 459,480 354,636 675,503 64,133
12b-1 service fees - Class A 106,127 26,530 55,687 9,105
12b-1 distribution and service fees - Class C 7,758 2,282 6,547 5,286
Shareholder servicing agent fees - Class A 46,428 13,120 14,373 3,112
Shareholder servicing agent fees - Class C 835 280 421 451
Shareholder servicing agent fees - Class I 23,489 48,318 46,954 4,731
Interest expense 421 523 62 76
Trustees fees 2,530 1,982 3,303 377
Custodian expenses 27,194 15,449 13,753 9,253
Excise tax liability expense — — 63,998 —
Registration fees 26,433 25,556 34,974 26,186
Professional fees 46,592 26,891 26,576 15,106
Shareholder reporting expenses 12,599 15,585 15,685 3,607
Other 4,784 3,644 6,183 3,245
Total expenses before fee waiver/expense reimbursement 764,670 534,796 964,019 144,668
Fee waiver/expense reimbursement (94,010) (56,157) — (57,463)
Net expenses 670,660 478,639 964,019 87,205
Net investment income (loss) 1,000,151 712,839 1,409,671 150,127
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 1,202,480 300,439 (1,454,273) 121,949
Foreign currency transactions 2,827 (10,822) — —
Net realized gain (loss) 1,205,307 289,617 (1,454,273) 121,949
Change in unrealized appreciation (depreciation) on:
Investments 5,913,422 4,944,679 15,520,404 919,327
Foreign currency translations 4,011 16,206 — —
Net change in unrealized appreciation (depreciation) 5,917,433 4,960,885 15,520,404 919,327
Net realized and unrealized gain (loss) 7,122,740 5,250,502 14,066,131 1,041,276
Net increase (decrease) in net assets from operations $ 8,122,891 $ 5,963,341 $ 15,475,802 $ 1,191,403

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended December 31, 2023 (Unaudited)
Small/Mid Cap
Value
Small Cap Value
Opportunities
INVESTMENT INCOME
Dividends $ 1,042,730 $ 1,580,625
Interest 121,712 128,210
Securities lending income, net 295 669
Other income 102,555 66,122
Tax withheld — (5,476)
Total investment income 1,267,292 1,770,150
EXPENSES
– –
Management fees 420,300 774,574
12b-1 service fees - Class A 4,360 26,227
12b-1 distribution and service fees - Class C 2,132 10,885
Shareholder servicing agent fees - Class A 2,649 15,162
Shareholder servicing agent fees - Class C 324 1,585
Shareholder servicing agent fees - Class R6 396 166
Shareholder servicing agent fees - Class I 66,675 118,097
Interest expense 54 917
Trustees fees 2,357 3,752
Custodian expenses 21,978 18,119
Registration fees 33,318 33,121
Professional fees 25,387 36,110
Shareholder reporting expenses 18,077 41,280
Other 4,179 13,293
Total expenses before fee waiver/expense reimbursement 602,186 1,093,288
Fee waiver/expense reimbursement (23,608) (148,705)
Net expenses 578,578 944,583
Net investment income (loss) 688,714 825,567
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 91,780 3,136,369
Net realized gain (loss) 91,780 3,136,369
Change in unrealized appreciation (depreciation) on:
Investments 7,004,583 17,408,105
Net change in unrealized appreciation (depreciation) 7,004,583 17,408,105
Net realized and unrealized gain (loss) 7,096,363 20,544,474
Net increase (decrease) in net assets from operations $ 7,785,077 $ 21,370,041

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Equity Income International Value
Unaudited
Six Months Ended
12/31/23
Year Ended
6/30/23
Unaudited
Six Months Ended
12/31/23
Year Ended
6/30/23
OPERATIONS
Net investment income (loss) $ 1,000,151 $ 3,246,918 $ 712,839 $ 2,268,022
Net realized gain (loss) 1,205,307 3,918,637 289,617 1,636,015
Net change in unrealized appreciation (depreciation) 5,917,433 10,902,512 4,960,885 10,453,814
Net increase (decrease) in net assets from operations 8,122,891 18,068,067 5,963,341 14,357,851
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (627,528) (4,032,564) (398,900) (896,016)
Class C (6,027) (75,351) (5,861) (15,889)
Class I (369,077) (2,217,582) (1,682,661) (3,100,172)
Total distributions (1,002,632) (6,325,497) (2,087,422) (4,012,077)
FUND SHARE TRANSACTIONS
Subscriptions 3,689,246 5,073,335 14,091,940 18,334,367
Reinvestments of distributions 951,639 5,982,634 2,015,669 3,856,599
Redemptions (11,808,456) (30,976,232) (12,789,651) (18,647,023)
Net increase (decrease) from Fund share transactions (7,167,571) (19,920,263) 3,317,958 3,543,943
Net increase (decrease) in net assets (47,312) (8,177,693) 7,193,877 13,889,717
Net assets at the beginning of period 132,705,694 140,883,387 98,042,505 84,152,788
Net assets at the end of period $ 132,658,382 $ 132,705,694 $ 105,236,382 $ 98,042,505

See Notes to Financial Statements

Multi Cap Value Large Cap Value
Unaudited
Six Months Ended
12/31/23
Year Ended
6/30/23
Unaudited
Six Months Ended
12/31/23
Year Ended
6/30/23
OPERATIONS
Net investment income (loss) $ 1,409,671 $ 1,028,501 $ 150,127 $ 292,058
Net realized gain (loss) (1,454,273) 1,153,598 121,949 90,044
Net change in unrealized appreciation (depreciation) 15,520,404 14,601,445 919,327 2,545,938
Net increase (decrease) in net assets from operations 15,475,802 16,783,544 1,191,403 2,928,040
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (485,789) (477,154) (149,690) (306,433)
Class C (4,798) (5,109) (15,296) (60,053)
Class R3 — — — —
Class I (3,011,559) (646,514) (249,427) (510,151)
Total distributions (3,502,146) (1,128,777) (414,413) (876,637)
FUND SHARE TRANSACTIONS
Subscriptions 162,630,935 49,260,169 578,747 2,151,340
Reinvestments of distributions 3,427,870 1,052,653 396,643 842,093
Redemptions (13,901,791) (25,339,737) (1,534,942) (4,103,131)
Net increase (decrease) from Fund share transactions 152,157,014 24,973,085 (559,552) (1,109,698)
Net increase (decrease) in net assets 164,130,670 40,627,852 217,438 941,705
Net assets at the beginning of period 120,426,199 79,798,347 19,932,307 18,990,602
Net assets at the end of period $ 284,556,869 $ 120,426,199 $ 20,149,745 $ 19,932,307

See Notes to Financial Statements

Small/Mid Cap Value Small Cap Value Opportunities
Unaudited
Six Months Ended
12/31/23
Year Ended
6/30/23
Unaudited
Six Months Ended
12/31/23
Year Ended
6/30/23
OPERATIONS
Net investment income (loss) $ 688,714 $ 382,968 $ 825,567 $ 1,201,612
Net realized gain (loss) 91,780 237,515 3,136,369 2,265,355
Net change in unrealized appreciation (depreciation) 7,004,583 7,834,296 17,408,105 26,509,419
Net increase (decrease) in net assets from operations 7,785,077 8,454,779 21,370,041 29,976,386
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (16,659) (178,041) (144,508) (1,287,556)
Class C (1,171) (28,895) (5,472) (248,555)
Class R6 (165,869) (865,461) (59,351) (316,799)
Class I (700,108) (858,303) (1,447,900) (8,943,951)
Total distributions (883,807) (1,930,700) (1,657,231) (10,796,861)
FUND SHARE TRANSACTIONS
Subscriptions 44,010,108 52,259,457 7,438,733 37,566,398
Reinvestments of distributions 881,046 1,905,506 1,577,333 10,230,214
Redemptions (9,807,295) (10,093,523) (24,574,552) (42,582,650)
Net increase (decrease) from Fund share transactions 35,083,859 44,071,440 (15,558,486) 5,213,962
Net increase (decrease) in net assets 41,985,129 50,595,519 4,154,324 24,393,487
Net assets at the beginning of period 85,530,261 34,934,742 198,146,619 173,753,132
Net assets at the end of period $ 127,515,390 $ 85,530,261 $ 202,300,943 $ 198,146,619

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Equity Income
Class
A
12/31/23(e)
$ 29.94 $ 0.22 $ 1.71 $ 1.93 $ (0.22) $ — $ (0.22) $ 31.65
6/30/23
27.43 0.67 3.21 3.88 (1.37) — (1.37) 29.94
6/30/22
32.13 0.74 (4.26) (3.52) (1.18) — (1.18) 27.43
6/30/21
23.44 0.68 8.70 9.38 (0.69) — (0.69) 32.13
6/30/20
26.59 0.57 (3.10) (2.53) (0.62) — (0.62) 23.44
6/30/19
27.45 0.69 (0.20) 0.49 (0.72) (0.63) (1.35) 26.59
Class
C
12/31/23(e)
29.89 0.12 1.69 1.81 (0.11) — (0.11) 31.59
6/30/23
27.37 0.47 3.20 3.67 (1.15) — (1.15) 29.89
6/30/22
32.06 0.44 (4.19) (3.75) (0.94) — (0.94) 27.37
6/30/21
23.40 0.44 8.70 9.14 (0.48) — (0.48) 32.06
6/30/20
26.54 0.40 (3.11) (2.71) (0.43) — (0.43) 23.40
6/30/19
27.39 0.46 (0.16) 0.30 (0.52) (0.63) (1.15) 26.54
Class
I
12/31/23(e)
29.95 0.26 1.70 1.96 (0.26) — (0.26) 31.65
6/30/23
27.43 0.73 3.23 3.96 (1.44) — (1.44) 29.95
6/30/22
32.14 0.83 (4.28) (3.45) (1.26) — (1.26) 27.43
6/30/21
23.45 0.75 8.70 9.45 (0.76) — (0.76) 32.14
6/30/20
26.60 0.63 (3.10) (2.47) (0.68) — (0.68) 23.45
6/30/19
27.46 0.74 (0.18) 0.56 (0.79) (0.63) (1.42) 26.60
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
6.51% $ 87,640 1.26%(f) 1.11% (f) 1.47% (f) 14%
14.46 $ 86,807 1.28 1.11 2.35 29
(11.30) 86,811 1.26 1.10 2.33 59
40.43 105,751 1.26 1.11 2.44 42
(9.53) 80,897 1.24 1.11 2.37 53
2.23 103,494 1.19 1.11 2.60 30
6.09 1,126 2.01 (f) 1.86 (f) 0.8 2  (f) 14
13.61 1,879 2.03 1.86 1.62 29
(11.95) 1,649 2.01 1.85 1.37 59
39.34 4,660 2.01 1.86 1.64 42
(10.18) 14,342 1.99 1.86 1.61 53
1.45 37,564 1.94 1.86 1.76 30
6.60 43,893 1.01 (f) 0.86 (f) 1.72  (f) 14
14.79 44,020 1.03 0.86 2.55 29
(11.10) 52,423 1.01 0.85 2.61 59
40.76 55,826 1.01 0.86 2.69 42
(9.25) 43,978 0.99 0.86 2.62 53
2.45 63,168 0.94 0.86 2.81 30

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
International Value
Class
A
12/31/23(e)
$ 26.11 $ 0.16 $ 1.38 $ 1.54 $ (0.50) $ — $ (0.50) $ 27.15
6/30/23
23.20 0.58 3.45 4.03 (1.12) — (1.12) 26.11
6/30/22
27.73 0.60 (4.05) (3.45) (1.08) — (1.08) 23.20
6/30/21
20.17 0.70 7.34 8.04 (0.48) — (0.48) 27.73
6/30/20
23.39 0.32 (2.83) (2.51) (0.71) — (0.71) 20.17
6/30/19
25.16 0.50 (2.01) (1.51) (0.26) — (0.26) 23.39
Class
C
12/31/23(e)
24.64 0.06 1.30 1.36 (0.29) — (0.29) 25.71
6/30/23
21.89 0.43 3.21 3.64 (0.89) — (0.89) 24.64
6/30/22
26.37 0.35 (3.80) (3.45) (1.03) — (1.03) 21.89
6/30/21
19.20 0.43 7.04 7.47 (0.30) — (0.30) 26.37
6/30/20
22.28 0.16 (2.73) (2.57) (0.51) — (0.51) 19.20
6/30/19
23.94 0.25 (1.84) (1.59) (0.07) — (0.07) 22.28
Class
I
12/31/23(e)
26.31 0.20 1.38 1.58 (0.56) — (0.56) 27.33
6/30/23
23.37 0.65 3.48 4.13 (1.19) — (1.19) 26.31
6/30/22
27.87 0.64 (4.05) (3.41) (1.09) — (1.09) 23.37
6/30/21
20.27 0.75 7.38 8.13 (0.53) — (0.53) 27.87
6/30/20
23.50 0.36 (2.82) (2.46) (0.77) — (0.77) 20.27
6/30/19
25.29 0.58 (2.04) (1.46) (0.33) — (0.33) 23.50
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
5.89% $ 22,129 1.26% (f) 1.15% (f) 1.24% (f) 3%
18.00 21,524 1.33 1.15 2.44 18
(12.90) 19,329 1.33 1.14 2.26 28
40.20 22,153 1.28 1.15 2.88 24
(11.24) 17,579 1.33 1.15 1.55 22
(5.90) 23,088 1.32 1.15 2.11 14
5.51 529 2.01 (f) 1.90 (f) 0.50 (f) 3
17.12 466 2.08 1.90 1.88 18
(13.58) 266 2.08 1.89 1.41 28
39.17 365 2.03 1.90 1.93 24
(11.88) 963 2.08 1.90 0.76 22
(6.68) 3,055 2.07 1.90 1.14 14
6.03 82,579 1.01 (f) 0.90 (f) 1.48 (f) 3
18.33 76,052 1.08 0.90 2.70 18
(12.71) 64,558 1.08 0.89 2.38 28
40.51 99,311 1.03 0.90 3.10 24
(11.00) 91,781 1.08 0.90 1.68 22
(5.67) 218,300 1.07 0.90 2.48 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Multi Cap Value
Class
A
12/31/23(e)
$ 44.63 $ 0.29 $ 2.08 $ 2.37 $ (0.49) $ — $ — $ (0.49) $ 46.51
6/30/23
37.48 0.43 7.19 7.62 (0.47) — — (0.47) 44.63
6/30/22
41.46 0.26 (3.73) (3.47) (0.51) — — (0.51) 37.48
6/30/21
27.13 0.22 15.15 15.37 (0.69) — (0.35) (1.04) 41.46
6/30/20
32.55 0.66 (5.70) (5.04) (0.38) — — (0.38) 27.13
6/30/19
31.84 0.26 0.45 0.71 — — — — 32.55
Class
C
12/31/23(e)
41.31 0.11 1.91 2.02 (0.15) — — (0.15) 43.18
6/30/23
34.69 0.11 6.67 6.78 (0.16) — — (0.16) 41.31
6/30/22
38.66 (0.05) (3.45) (3.50) (0.47) — — (0.47) 34.69
6/30/21
25.32 (0.03) 14.14 14.11 (0.42) — (0.35) (0.77) 38.66
6/30/20
30.40 0.42 (5.37) (4.95) (0.13) — — (0.13) 25.32
6/30/19
29.97 (0.02) 0.45 0.43 — — — — 30.40
Class
I
12/31/23(e)
45.16 0.34 2.12 2.46 (0.61) — — (0.61) 47.01
6/30/23
37.92 0.54 7.28 7.82 (0.58) — — (0.58) 45.16
6/30/22
41.84 0.36 (3.76) (3.40) (0.52) — — (0.52) 37.92
6/30/21
27.37 0.30 15.30 15.60 (0.78) — (0.35) (1.13) 41.84
6/30/20
32.83 0.75 (5.75) (5.00) (0.46) — — (0.46) 27.37
6/30/19
32.03 0.34 0.46 0.80 — — — — 32.83
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
5.31% $ 46,322 1.19% (f) 1.19% (f) 1.29% (f) 12%
20.46 44,442 1.28 1.23 1.04 22
(8.49) 40,006 1.35 1.25 0.62 34
57.70 43,489 1.29 1.15 0.64 58
(15.73) 29,133 1.30 1.15 2.30 54
2.23 42,199 1.26 1.15 0.84 23
4.90 1,367 1.94 (f) 1.94 (f) 0.54 (f) 12
19.58 1,287 2.03 1.98 0.30 22
(9.17) 1,168 2.10 2.00 (0.13) 34
56.54 1,347 2.04 1.90 (0.09) 58
(16.37) 1,632 2.05 1.90 1.56 54
1.43 2,672 2.01 1.90 (0.06) 23
5.44 236,868 0.94 (f) 0.94 (f) 1.53 (f) 12
20.78 74,697 1.03 0.98 1.29 22
(8.26) 38,624 1.10 1.00 0.87 34
58.09 37,441 1.04 0.90 0.88 58
(15.51) 24,403 1.05 0.90 2.56 54
2.50 38,712 1.01 0.90 1.08 23

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Value
Class
A
12/31/23(e)
$ 4.22 $ 0.03 $ 0.24 $ 0.27 $ (0.07) $ (0.02) $ (0.09) $ 4.40
6/30/23
3.80 0.06 0.54 0.60 (0.03) (0.15) (0.18) 4.22
6/30/22
4.84 0.06 (0.22) (0.16) (0.05) (0.83) (0.88) 3.80
6/30/21
3.96 0.03 1.57 1.60 (0.15) (0.57) (0.72) 4.84
6/30/20
5.15 0.12 (0.62) (0.50) (0.09) (0.60) (0.69) 3.96
6/30/19
6.72 0.07 (0.19) (0.12) (0.03) (1.42) (1.45) 5.15
Class
C
12/31/23(e)
3.15 0.01 0.18 0.19 (0.03) (0.02) (0.05) 3.29
6/30/23
2.88 0.02 0.40 0.42 — (0.15) (0.15) 3.15
6/30/22
3.88 0.02 (0.15) (0.13) (0.04) (0.83) (0.87) 2.88
6/30/21
3.28 0.01 1.26 1.27 (0.10) (0.57) (0.67) 3.88
6/30/20
4.36 0.07 (0.51) (0.44) (0.04) (0.60) (0.64) 3.28
6/30/19
5.95 0.02 (0.19) (0.17) — (1.42) (1.42) 4.36
Class
I
12/31/23(e)
4.27 0.04 0.23 0.27 (0.08) (0.02) (0.10) 4.44
6/30/23
3.84 0.07 0.55 0.62 (0.04) (0.15) (0.19) 4.27
6/30/22
4.87 0.07 (0.22) (0.15) (0.05) (0.83) (0.88) 3.84
6/30/21
3.98 0.05 1.57 1.62 (0.16) (0.57) (0.73) 4.87
6/30/20
5.17 0.13 (0.62) (0.49) (0.10) (0.60) (0.70) 3.98
6/30/19
6.75 0.08 (0.19) (0.11) (0.05) (1.42) (1.47) 5.17
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
6 .34% $ 7,678 1 .59% (f) 1 .00% (f) 1 .45% (f) 23%
15 .95 7,320 1 .56 1 .00 1 .38 40
( 4 .84 ) 6,927 1 .80 0 .99 1 .26 35
44 .10 5,419 1 .76 1 .00 0 .79 42
( 12 .08 ) 4,233 1 .40 1 .00 2 .56 59
1 .96 4,395 1 .27 1 .00 1 .26 35
5 .95 1,077 2 .34 (f) 1 .75 (f) 0 .69 (f) 23
14 .84 1,163 2 .31 1 .75 0 .62 40
( 5 .24 ) 951 2 .55 1 .74 0 .47 35
42 .65 1,368 2 .51 1 .75 0 .19 42
( 12 .62 ) 1,758 2 .15 1 .75 1 .82 59
1 .21 2,882 2 .02 1 .75 0 .48 35
6 .30 11,395 1 .34 (f) 0 .75 (f) 1 .69 (f) 23
16 .35 11,449 1 .31 0 .75 1 .63 40
( 4 .55 ) 11,112 1 .55 0 .74 1 .50 35
44 .50 13,008 1 .51 0 .75 1 .11 42
( 11 .81 ) 13,196 1 .15 0 .75 2 .81 59
2 .13 38,538 1 .02 0 .75 1 .46 35

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small/Mid Cap Value
Class
A
12/31/23(e)
$ 27.67 $ 0.13 $ 1.81 $ 1.94 $ (0.07) $ (0.06) $ (0.13) $ 29.48
6/30/23
24.60 0.14 4.32 4.46 — (1.39) (1.39) 27.67
6/30/22
32.13 0.03 (2.89) (2.86) (0.11) (4.56) (4.67) 24.60
6/30/21
20.05 0.01 12.13 12.14 (0.06) — (0.06) 32.13
6/30/20
23.47 0.11 (3.45) (3.34) (0.08) — (0.08) 20.05
6/30/19
36.02 0.08 (3.94) (3.86) — (8.69) (8.69) 23.47
Class
C
12/31/23(e)
22.50 0.02 1.47 1.49 — (0.06) (0.06) 23.93
6/30/23
20.38 (0.04) 3.55 3.51 — (1.39) (1.39) 22.50
6/30/22
27.57 (0.17) (2.37) (2.54) (0.09) (4.56) (4.65) 20.38
6/30/21
17.29 (0.14) 10.42 10.28 — — — 27.57
6/30/20
20.33 (0.03) (3.01) (3.04) — — — 17.29
6/30/19
32.87 (0.12) (3.73) (3.85) — (8.69) (8.69) 20.33
Class
R6
12/31/23(e)
28.87 0.20 1.91 2.11 (0.20) (0.06) (0.26) 30.72
6/30/23
25.54 0.24 4.50 4.74 (0.02) (1.39) (1.41) 28.87
6/30/22
33.06 0.16 (3.01) (2.85) (0.11) (4.56) (4.67) 25.54
6/30/21
20.64 0.10 12.49 12.59 (0.17) — (0.17) 33.06
6/30/20
24.15 0.21 (3.54) (3.33) (0.18) — (0.18) 20.64
6/30/19
36.62 0.20 (3.98) (3.78) — (8.69) (8.69) 24.15
Class
I
12/31/23(e)
28.60 0.18 1.87 2.05 (0.15) (0.06) (0.21) 30.44
6/30/23
25.32 0.23 4.44 4.67 — (1.39) (1.39) 28.60
6/30/22
32.86 0.10 (2.97) (2.87) (0.11) (4.56) (4.67) 25.32
6/30/21
20.49 0.07 12.42 12.49 (0.12) — (0.12) 32.86
6/30/20
23.99 0.19 (3.55) (3.36) (0.14) — (0.14) 20.49
6/30/19
36.50 0.16 (3.98) (3.82) — (8.69) (8.69) 23.99
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
7.04% $ 3,625 1.35% (f) 1.31% (f) 0.93% (f) 25%
18.50 3,627 1.41 1.31 0.53 39
(10.81) 3,003 1.61 1.30 0.10 42
60.64 3,321 1 .64 1.31 0.06 57
(14.29) 2,599 1.85 1.31 0.54 58
(6.42) 3,137 1.73 1.31 0.29 54
6.64 450 2.10 (f) 2.06 (f) 0.19 (f) 25
17.65 426 2.16 2.06 (0.20) 39
(11.48) 341 2.36 2.05 (0.67) 42
59.46 538 2.39 2.06 (0.65) 57
(14.95) 763 2.60 2.06 (0.19) 58
(7.13) 1,374 2.48 2.06 (0.47) 54
7 .31 19,589 0.95 (f) 0.91 (f) 1.35 (f) 25
18.92 18,080 1.06 0.96 0.88 39
(10.44) 16,015 1.19 0.88 0.53 42
61.19 19,155 1.28 0.95 0.37 57
(13.93) 8,747 1.43 0.88 0.96 58
(6.03) 9,691 1.32 0.90 0.72 54
7.17 103,852 1.10 (f) 1.06 (f) 1.24 (f) 25
18.82 63,397 1.16 1.06 0.83 39
(10.57) 15,577 1.36 1.05 0.34 42
61.03 23,554 1.39 1.06 0.26 57
(14.07) 8,457 1.60 1.06 0.89 58
(6.19) 8,874 1.48 1.06 0.55 54

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value Opportunities
Class
A
12/31/23(e)
$ 45.69 $ 0.15 $ 5.06 $ 5.21 $ (0.20) $ (0.12) $ (0.32) $ 50.58
6/30/23
41.31 0.20 6.94 7.14 — (2.76) (2.76) 45.69
6/30/22
55.06 0.10 (8.11) (8.01) (0.08) (5.66) (5.74) 41.31
6/30/21
33.98 (0.02) 21.36 21.34 (0.26) — (0.26) 55.06
6/30/20
42.97 0.11 (6.36) (6.25) (0.01) (2.73) (2.74) 33.98
6/30/19
55.23 0.03 (7.03) (7.00) — (5.26) (5.26) 42.97
Class
C
12/31/23(e)
37.95 (0.03) 4.20 4.17 — (0.12) (0.12) 42.00
6/30/23
34.99 (0.11) 5.83 5.72 — (2.76) (2.76) 37.95
6/30/22
47.84 (0.25) (6.87) (7.12) (0.07) (5.66) (5.73) 34.99
6/30/21
29.57 (0.31) 18.58 18.27 — — — 47.84
6/30/20
37.99 (0.16) (5.53) (5.69) — (2.73) (2.73) 29.57
6/30/19
49.96 (0.28) (6.43) (6.71) — (5.26) (5.26) 37.99
Class
R6
12/31/23(e)
48.62 0.26 5.40 5.66 (0.40) (0.12) (0.52) 53.76
6/30/23
43.77 0.38 7.37 7.75 (0.14) (2.76) (2.90) 48.62
6/30/22
57.78 0.31 (8.57) (8.26) (0.09) (5.66) (5.75) 43.77
6/30/21
35.66 0.17 22.41 22.58 (0.46) — (0.46) 57.78
6/30/20
44.93 0.28 (6.63) (6.35) (0.19) (2.73) (2.92) 35.66
6/30/19
57.24 0.22 (7.27) (7.05) — (5.26) (5.26) 44.93
Class
I
12/31/23(e)
47.85 0.22 5.32 5.54 (0.33) (0.12) (0.45) 52.94
6/30/23
43.12 0.32 7.25 7.57 (0.08) (2.76) (2.84) 47.85
6/30/22
57.08 0.22 (8.43) (8.21) (0.09) (5.66) (5.75) 43.12
6/30/21
35.21 0.08 22.15 22.23 (0.36) — (0.36) 57.08
6/30/20
44.43 0.20 (6.57) (6.37) (0.12) (2.73) (2.85) 35.21
6/30/19
56.75 0.16 (7.22) (7.06) — (5.26) (5.26) 44.43
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
11 .40% $ 23,277 1 .35% (f) 1 .20% (f) 0 .66% (f) 28%
17 .62 20,932 1 .31 1 .20 0 .44 71
( 16 .01 ) 19,467 1 .33 1 .19 0 .20 58
63 .00 27,091 1 .37 1 .36 ( 0 .04 ) 86
( 15 .95 ) 24,846 1 .35 1 .35 0 .28 43
( 11 .47 ) 66,539 1 .24 1 .24 0 .07 62
10 .99 1,819 2 .10 (f) 1 .95 (f) ( 0 .13 ) (f) 28
16 .71 2,447 2 .06 1 .95 ( 0 .29 ) 71
( 16 .61 ) 3,933 2 .08 1 .94 ( 0 .57 ) 58
61 .79 8,429 2 .12 2 .11 ( 0 .80 ) 86
( 16 .58 ) 7,644 2 .10 2 .10 ( 0 .49 ) 43
( 12 .14 ) 13,419 1 .99 1 .99 ( 0 .68 ) 62
11 .64 5,892 0 .96 (f) 0 .81 (f) 1 .04 (f) 28
18 .06 5,879 0 .93 0 .82 0 .81 71
( 15 .68 ) 4,893 0 .94 0 .80 0 .59 58
63 .67 6,160 0 .95 0 .94 0 .36 86
( 15 .55 ) 6,315 0 .91 0 .91 0 .70 43
( 11 .12 ) 10,899 0 .86 0 .86 0 .46 62
11 .57 171,313 1 .10 (f) 0 .95 (f) 0 .89 (f) 28
17 .88 168,888 1 .06 0 .95 0 .69 71
( 15 .79 ) 145,461 1 .08 0 .94 0 .42 58
63 .42 263,394 1 .11 1 .10 0 .16 86
( 15 .75 ) 154,309 1 .10 1 .10 0 .51 43
( 11 .26 ) 456,623 0 .99 0 .99 0 .33 62

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen Investment Trust is comprised of the Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Large
Cap Value Fund (“Large-Cap Value”), Nuveen Small/Mid Cap Value Fund (“Small/Mid-Cap Value”) and Nuveen Small Cap Value Opportunities Fund
(“Small Cap Value Opportunities”), among others, and Nuveen Investment Trust II is comprised of Nuveen International Value Fund (“International
Value”), among others (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Investment Trust and Nuveen Investment Trust II
were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is December 31, 2023, and the period covered by these Notes to Financial
Statements is the six months ended December 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Notes to Financial Statements
(Unaudited) (continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements,
International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
Global Equity Income Value
% of
Net Assets
Country:
Japan $ 10,792,839 8.1%
Germany 10,724,209 8.1
Netherlands 8,694,513 6.6
France 7,695,937 5.8
Finland 3,982,781 3.0
Switzerland 3,971,314 3.0
United Kingdom 3,529,491 2.7
Australia 2,967,845 2.2
Taiwan 2,476,493 1.9
Other 12,318,229 9.2
Total non-U.S. Securities $67,153,651 50.6%
International Value Value
% of
Net Assets
Country:
Japan $ 22,650,399 21.5%
Germany 12,825,979 12.2
Netherlands 12,415,041 11.8
France 11,955,783 11.3
United Kingdom 10,621,132 10.1
Switzerland 7,540,522 7.2
Canada 3,066,947 2.9
Singapore 2,530,483 2.4
Australia 2,329,514 2.2
Other 12,105,345 11.5
Total non-U.S. Securities $98,041,145 93.1%

New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic
820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that

Notes to Financial Statements
(Unaudited) (continued)
the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
NEIF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 70,520,620 $ 59,500,799 $ – $ 130,021,419
Structured Notes – 1,001,933 – 1,001,933
Total $ 70,520,620 $ 60,502,732 $ – $ 131,023,352
NIGF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 17,487,897 $ 86,428,037 $ – $ 103,915,934
Short-Term Investments:
Repurchase Agreements – 1,000,000 – 1,000,000
Total $ 17,487,897 $ 87,428,037 $ – $ 104,915,934
NMCVF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 274,817,474 $ – $ – $ 274,817,474
Short-Term Investments:
Repurchase Agreements – 10,969,618 – 10,969,618
Total $ 274,817,474 $ 10,969,618 $ – $ 285,787,092
NWLC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 19,863,487 $ – $ – $ 19,863,487
Investments Purchased with Collateral from Securities
Lending 269,094 – – 269,094
Short-Term Investments:
Repurchase Agreements – 275,000 – 275,000
Total $ 20,132,581 $ 275,000 $ – $ 20,407,581
NWSM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 123,810,978 $ – $ – $ 123,810,978
Investments Purchased with Collateral from Securities
Lending 10,920 – – 10,920
Short-Term Investments:
Repurchase Agreements – 3,487,758 – 3,487,758
Total $ 123,821,898 $ 3,487,758 $ – $ 127,309,656
NSCV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 198,687,221 $ – $ – $ 198,687,221
Short-Term Investments:
Repurchase Agreements – 2,725,000 – 2,725,000
Total $ 198,687,221 $ 2,725,000 $ – $ 201,412,221

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Thing
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
International Value Fixed Income Clearing Corporation $1,000,000 $1,020,071
Multi Cap Value Fixed Income Clearing Corporation 10,969,618 11,189,090
Large Cap Value Fixed Income Clearing Corporation 275,000 280,592
Small/Mid Cap Value Fixed Income Clearing Corporation 3,487,758 3,557,572
Small Cap Value Opportunities Fixed Income Clearing Corporation 2,725,000 2,779,525
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Large Cap Value Common Stock $261,559 $269,094
Small/Mid Cap Value Common Stock $ 9,419 $10,920
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Global Equity Income
$ 17,410,193 $ 26,011,664
International Value
6,470,487 2,884,868
Multi Cap Value
169,954,583 21,502,425
Large Cap Value
4,404,762 5,235,369
Small/Mid Cap Value
60,578,088 26,143,804
Small Cap Value Opportunities
52,083,321 67,008,149

Notes to Financial Statements
(Unaudited) (continued)
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
12/31/23
Year Ended
6/30/23
Global Equity Income Shares Amount Shares Amount
Subscriptions:
Class A 51,538 $1,573,417 47,173 $1,353,713
Class A - automatic conversion of Class C — — 1,557 46,556
Class C 2,080 63,752 13,462 367,882
Class I 69,058 2,052,077 115,359 3,305,184
Total subscriptions 122,676 3,689,246 177,551 5,073,335
Reinvestments of distributions:
Class A 19,732 586,403 131,240 3,749,758
Class C 205 5,951 2,626 75,159
Class I 12,061 359,285 75,723 2,157,717
Total reinvestments of distributions 31,998 951,639 209,589 5,982,634
Redemptions:
Class A (201,353) (6,006,260) (446,247) (12,770,358)
Class C (29,520) (866,861) (11,917) (343,167)
Class C - automatic conversion to Class A — — (1,561) (46,556)
Class I (164,483) (4,935,335) (632,311) (17,816,151)
Total redemptions (395,356) (11,808,456) (1,092,036) (30,976,232)
Net increase (decrease) (240,682) $(7,167,571) (704,896) $(19,920,263)
Six Months Ended
12/31/23
Year Ended
6/30/23
International Value Shares Amount Shares Amount
Subscriptions:
Class A 66,780 $1,743,134 104,835 $2,566,360
Class C 5,962 142,615 10,360 236,792
Class I 466,096 12,206,191 622,620 15,531,215
Total subscriptions 538,838 14,091,940 737,815 18,334,367
Reinvestments of distributions:
Class A 13,494 365,547 35,345 818,584
Class C 228 5,861 724 15,889
Class I 60,296 1,644,261 129,649 3,022,126
Total reinvestments of distributions 74,018 2,015,669 165,718 3,856,599
Redemptions:
Class A (89,789) (2,343,012) (148,967) (3,541,801)
Class C (4,551) (109,077) (4,310) (98,147)
Class I (396,094) (10,337,562) (623,174) (15,007,075)
Total redemptions (490,434) (12,789,651) (776,451) (18,647,023)
Net increase (decrease) 122,422 $3,317,958 127,082 $3,543,943

Six Months Ended
12/31/23
Year Ended
6/30/23
Multi Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 55,532 $2,469,291 48,404 $2,016,065
Class C 7,066 286,638 10,779 415,540
Class I 3,563,075 159,875,006 1,085,025 46,828,564
Total subscriptions 3,625,673 162,630,935 1,144,208 49,260,169
Reinvestments of distributions:
Class A 9,227 429,969 10,321 420,367
Class C 111 4,798 135 5,109
Class I 63,548 2,993,103 15,241 627,177
Total reinvestments of distributions 72,886 3,427,870 25,697 1,052,653
Redemptions:
Class A (64,505) (2,851,618) (130,446) (5,329,772)
Class C (6,697) (274,666) (13,421) (503,274)
Class I (241,797) (10,775,507) (464,716) (19,506,691)
Total redemptions (312,999) (13,901,791) (608,583) (25,339,737)
Net increase (decrease) 3,385,560 $152,157,014 561,322 $24,973,085
Six Months Ended
12/31/23
Year Ended
6/30/23
Large Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 97,964 $429,809 213,276 $858,880
Class C 2,986 9,500 156,054 475,739
Class I 32,788 139,438 204,405 816,721
Total subscriptions 133,738 578,747 573,735 2,151,340
Reinvestments of distributions:
Class A 31,409 138,443 71,341 284,749
Class C 4,653 15,296 20,048 60,053
Class I 54,585 242,904 123,408 497,291
Total reinvestments of distributions 90,647 396,643 214,797 842,093
Redemptions:
Class A (118,361) (504,398) (372,060) (1,499,789)
Class C (49,236) (153,351) (137,834) (416,584)
Class I (205,969) (877,193) (536,598) (2,186,758)
Total redemptions (373,566) (1,534,942) (1,046,492) (4,103,131)
Net increase (decrease) (149,181) $(559,552) (257,960) $(1,109,698)

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
12/31/23
Year Ended
6/30/23
Small/Mid Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 4,244 $120,514 16,226 $437,948
Class A - automatic conversion of Class C — — 961 24,976
Class C 155 3,434 12,847 285,331
Class R6 80,240 2,341,800 106,780 2,950,966
Class I 1,425,634 41,544,360 1,775,616 48,560,236
Total subscriptions 1,510,273 44,010,108 1,912,430 52,259,457
Reinvestments of distributions:
Class A 484 14,244 5,888 154,730
Class C 50 1,171 1,343 28,895
Class R6 5,383 165,637 31,580 864,207
Class I 22,968 699,994 31,639 857,674
Total reinvestments of distributions 28,885 881,046 70,450 1,905,506
Redemptions:
Class A (12,893) (361,841) (14,050) (366,803)
Class C (348) (7,549) (10,786) (242,148)
Class C - automatic conversion to Class A — — (1,180) (24,976)
Class R6 (74,064) (2,184,077) (139,140) (3,853,577)
Class I (254,374) (7,253,828) (205,524) (5,606,019)
Total redemptions (341,679) (9,807,295) (370,680) (10,093,523)
Net increase (decrease) 1,197,479 $35,083,859 1,612,200 $44,071,440
Six Months Ended
12/31/23
Year Ended
6/30/23
Small Cap Value Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 36,051 $1,771,549 58,884 $2,621,661
Class A - automatic conversion of Class C — — 239 9,939
Class C 1,441 54,606 8,011 302,571
Class R6 7,679 386,189 28,790 1,345,891
Class I 106,247 5,226,389 712,529 33,286,336
Total subscriptions 151,418 7,438,733 808,453 37,566,398
Reinvestments of distributions:
Class A 2,407 121,510 24,786 1,095,290
Class C 120 4,951 5,371 198,512
Class R6 769 41,409 4,467 209,741
Class I 26,602 1,409,463 188,793 8,726,671
Total reinvestments of distributions 29,898 1,577,333 223,417 10,230,214
Redemptions:
Class A (36,452) (1,704,814) (96,959) (4,303,835)
Class C (22,732) (886,904) (61,029) (2,291,324)
Class C - automatic conversion to Class A — — (286) (9,939)
Class R6 (19,764) (1,019,088) (24,116) (1,140,017)
Class I (425,881) (20,963,746) (745,722) (34,837,535)
Total redemptions (504,829) (24,574,552) (928,112) (42,582,650)
Net increase (decrease) (323,513) $(15,558,486) 103,758 $5,213,962

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Equity Income
$ 106,937,287 $ 29,237,734 $ (5,151,669) $ 24,086,065
International Value
80,263,727 31,344,362 (6,692,155) 24,652,207
Multi Cap Value
251,079,195 36,685,456 (1,977,559) 34,707,897
Large Cap Value
13,870,032 6,663,170 (125,621) 6,537,549
Small/Mid Cap Value
110,498,085 18,902,640 (2,091,069) 16,811,571
Small Cap Value Opportunities
153,024,815 50,832,454 (2,445,048) 48,387,406
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Equity Income
$ 1,491,793 $ — $ 18,171,166 $ (228,979,600) $ — $ (1,700,217) $ (211,016,858)
International Value
2,086,679 — 19,697,149 (195,372,540) — — (173,588,712)
Multi Cap Value
— — 19,187,493 (681,766) — (79,360) 18,426,367
Large Cap Value
380,390 — 5,618,222 — — — 5,998,612
Small/Mid Cap Value
383,499 247,602 9,809,863 — — — 10,440,964
Small Cap Value
Opportunities
1,191,779 455,433 30,988,571 — — — 32,635,783
Fund
Short-Term Long-Term Total
Global Equity Income
1
$ 6,222,414 $ 222,757,186 $ 228,979,600
International Value
6,949,984 188,422,556 195,372,540
Multi Cap Value
— 681,766 681,766
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
— — —
1
Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next sixteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.

Notes to Financial Statements
(Unaudited) (continued)
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of December 31, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Average Daily Net Assets
Global
Equity
Income
International
Value
Multi Cap
Value
Large Cap
Value
Small/Mid Cap
Value
Small Cap
Opportunities
Value
For the first $125 million 0.5500% 0.5500% 0.5500% 0.5000% 0.6000% 0.6500%
For the next $125 million 0.5375 0.5375 0.5375 0.4875 0.5875 0.6375
For the next $250 million 0.5250 0.5250 0.5250 0.4750 0.5750 0.6250
For the next $500 million 0.5125 0.5125 0.5125 0.4625 0.5625 0.6125
For the next $1 billion 0.5000 0.5000 0.5000 0.4500 0.5500 0.6000
For the next $3 billion 0.4750 0.4750 0.4750 0.4250 0.5250 0.5750
For the next $2.5 billion 0.4500 0.4500 0.4500 0.4000 0.5000 0.5500
For the next $2.5 billion 0.4375 0.4375 0.4375 0.3875 0.4875 0.5375
For net assets over $10 billion 0.4250 0.4250 0.4250 0.3750 0.4750 0.5250
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Global Equity Income
0.1602%
International Value
0.1602%
Multi Cap Value
0.1602%
Large Cap Value
0.1602%
Small/Mid Cap Value
0.1602%
Small Cap Value Opportunities
0.1602%

Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Equity Income 0.90% July 31, 2025 N/A
International Value 0.94 July 31, 2025 N/A
Multi Cap Value 0.94 July 31, 2025 N/A
Large Cap Value 0.79 July 31, 2025 1.35%
Small/Mid Cap Value 1.10 July 31, 2025 1.45
Small Cap Value Opportunities 0.99 July 31, 2025 1.50
N/A - Not Applicable.
Fund
Amount
Global Equity Income
$ 12,263
International Value
394
Multi Cap Value
91,900
Large Cap Value
2,761
Small/Mid Cap Value
102,555
Small Cap Value Opportunities
66,122
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Equity Income
$ 1,807 $ 1,596
International Value
11,454 10,413
Multi Cap Value
38,362 33,629
Large Cap Value
3,768 3,370
Small/Mid Cap Value
739 641
Small Cap Value Opportunities
11,083 10,941

Notes to Financial Statements
(Unaudited) (continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen was as follows:
(a) Value rounded to zero.
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the
Fund
Commission
Advances
Global Equity Income
$ 44
International Value
2,659
Multi Cap Value
1,564
Large Cap Value
45
Small/Mid Cap Value
34
Small Cap Value Opportunities
10,540
Fund
12b-1 Fees
Retained
Global Equity Income
$ 314
International Value
403
Multi Cap Value
1,388
Large Cap Value
255
Small/Mid Cap Value
388
Small Cap Value Opportunities
847
Fund
CDSC
Retained
Global Equity Income
$ —
International Value
—
Multi Cap Value
11
Large Cap Value
10
Small/Mid Cap Value
—
Small Cap Value Opportunities
87
Fund
Nuveen
Owned Shares
Global Equity Income
— %
International Value
—
Multi Cap Value
—
Large Cap Value
—
Small/Mid Cap Value
— (a)
Small Cap Value Opportunities
1

other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.

Shareholder Meeting Report
(Unaudited)
The special meeting of shareholders was held on November 20, 2023, for Nuveen Investment Trust and Nuveen Investment Trust II; at this meeting, the shareholders were asked to elect Board members.
Nuveen Investment
Trust
Nuveen Investment
Trust II
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 17,571,318 111,249,351
Withhold 229,206 1,290,531
Total 17,800,524 112,539,882
Michael A. Forrester
For 17,570,516 111,438,388
Withhold 230,008 1,101,494
Total 17,800,524 112,539,882
Thomas J. Kenny
For 17,570,108 111,383,942
Withhold 230,416 1,155,940
Total 17,800,524 112,539,882
Amy B.R. Lancellotta
For 17,564,882 111,508,687
Withhold 235,642 1,031,195
Total 17,800,524 112,539,882
Joanne T. Medero
For 17,567,384 111,435,368
Withhold 233,140 1,104,514
Total 17,800,524 112,539,882
Albin F. Moschner
For 17,570,062 111,310,711
Withhold 230,462 1,229,171
Total 17,800,524 112,539,882
John K. Nelson
For 17,570,673 111,240,233
Withhold 229,851 1,299,649
Total 17,800,524 112,539,882
Loren M. Starr
For 17,567,525 111,372,192
Withhold 232,999 1,167,690
Total 17,800,524 112,539,882
Matthew Thornton III
For 17,564,774 111,246,320
Withhold 235,750 1,293,562
Total 17,800,524 112,539,882
Terence J. Toth
For 17,565,799 111,139,178
Withhold 234,725 1,400,704
Total 17,800,524 112,539,882
Margaret L. Wolff
For 17,571,806 111,396,352
Withhold 228,718 1,143,530
Total 17,800,524 112,539,882
Robert L. Young
For 17,574,106 111,262,851
Withhold 226,418 1,277,031
Total 17,800,524 112,539,882

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-VALUE-1223P 3342582-INV-B-02/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: March 7, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date:March 7, 2024